Note 4 - Loans and Allowance for Loan Losses (Details) - Loans - USD ($) $ in Thousands	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Real estate mortgage loans:
Loans	$ 307,741		$ 308,268			$ 300,229
Consumer loans:
Less undisbursed portion of loans in process	(5,824)		(3,325)			(7,142)
Principal loan balance	301,917		304,943			293,087
Deferred loan origination fees, net	548		506			341
Allowance for loan losses	(3,600)	$ (3,634)	(4,846)	$ (5,066)	$ (5,011)	(4,922)	$ (4,736)
Loans, net	298,865		300,603			288,506
Residential Mortgage Segment [Member]
Consumer loans:
Principal loan balance			106,679			107,029
Deferred loan origination fees, net			49			52
Allowance for loan losses			(609)			(811)	(922)
Land Segment [Member]
Consumer loans:
Principal loan balance			11,028			10,309
Deferred loan origination fees, net			4			2
Allowance for loan losses			(201)			(152)	(71)
Home Equity And Second Mortgage [Member]
Consumer loans:
Principal loan balance			37,513			34,815
Deferred loan origination fees, net			481			328
Allowance for loan losses			(720)			(877)	$ (919)
Real Estate Portfolio Segment [Member] | Residential Mortgage Segment [Member]
Real estate mortgage loans:
Loans	107,136		106,679
Real Estate Portfolio Segment [Member] | Land Segment [Member]
Real estate mortgage loans:
Loans	10,526		11,028
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Real estate mortgage loans:
Loans	13,691		10,347
Consumer loans:
Principal loan balance	8,341		8,444
Deferred loan origination fees, net	0		(1)
Allowance for loan losses	(51)	(65)	(60)	(78)	(70)	(63)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Segment [Member]
Real estate mortgage loans:
Loans	75,521		78,314
Real Estate Portfolio Segment [Member] | Commercial Real Estate Construction Segment [Member]
Real estate mortgage loans:
Loans	474		1,422
Commercial Portfolio Segment [Member]
Real estate mortgage loans:
Loans	24,983		28,282
Consumer loans:
Principal loan balance	24,983		28,282
Deferred loan origination fees, net	(7)		(7)
Allowance for loan losses	(161)	(239)	(1,480)	(1,444)	(1,450)	(1,446)
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member]
Real estate mortgage loans:
Loans	37,844		37,513
Consumer loans:
Principal loan balance	37,844		37,513
Deferred loan origination fees, net	525		481
Allowance for loan losses	(648)	(716)	(720)	(932)	(902)	(877)
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Real estate mortgage loans:
Loans	27,194		25,274
Consumer Portfolio Segment [Member] | Loans Secured by Savings Accounts [Member]
Real estate mortgage loans:
Loans	920		1,018
Consumer Portfolio Segment [Member] | Unsecured Loan [Member]
Real estate mortgage loans:
Loans	3,445		3,316
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Real estate mortgage loans:
Loans	6,007		5,075
Consumer loans:
Principal loan balance	37,566		34,683
Deferred loan origination fees, net	0		0
Allowance for loan losses	$ (264)	$ (283)	$ (275)	$ (336)	$ (331)	$ (289)